ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
ACCRUED EXPENSES

20.	ACCRUED EXPENSES

(in thousands of $)	2012	2011
Voyage expenses	21,121	27,676
Ship operating expenses	6,314	6,261
Administrative expenses	3,685	4,082
Interest expense	11,643	12,322
Taxes	300	—
Other	681	35
	43,744	50,376